GENERAL (Details)			1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2022	Jul. 07, 2021 USD ($) $ / shares shares	Jan. 31, 2018	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of shares called by each warrant (in shares) | shares		1
Number of warrants issued to holders of HCCC warrants (in shares) | shares		15,892,000
Price at which the PIPE investors agreed to purchase the Company's ordinary shares (in dollars per share) | $ / shares		$ 10.00
PIPE Financing, Agreed gross proceeds		$ 93,330
PIPE Financing, Ordinary shares sold (In shares) | shares		9,251,006
PIPE Financing, Gross proceeds		$ 92,510
Gross proceeds not received from a PIPE investor		820
Total gross proceeds from Merger Transaction		104,052
Total transaction costs		5,713
Transaction costs related to warrants liability recognized as expense		$ 817
Stock split conversion ratio	0.905292
Cash, cash equivalents, short-term deposits and restricted cash				$ 112,828,000		$ 31,934,000
Net loss				27,743,000	$ 18,693,000	(27,271,000)	$ (8,882,000)	$ (8,464,000)
Net cash used in operating activities				(15,328,000)	$ (5,367,000)	(11,812,000)	(7,251,000)	$ (6,910,000)
Accumulated deficit				$ (80,583,000)		$ (52,840,000)	$ (25,569,000)
Liquidity period to satisfy with current resources				2 years		2 years
HCCC warrants | Healthcare Capital Corp
Number of shares called by each warrant (in shares) | shares		1
ATM KK
Ownership hold (as a percent)			90.00%	100.00%		100.00%	100.00%